UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

Semi-Annual Report February 29, 2016

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class R3	Class I

Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSACX	FSASX	FSAYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSJCX	FSJSX	FSFYX
Nuveen Strategy Growth Allocation Fund	FSNAX	FSNCX	FSNSX	FSGYX

Life is Complex.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

or

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED MAY LOSE VALUE
NO BANK GUARANTEE

Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

The financial markets saw an increase in volatility over the past year. Global economic growth has continued to look fragile, led by China’s ongoing slowdown and stagnant growth in Europe and Japan. By contrast, the U.S. economy’s modest recovery stayed on pace. However, concerns about downside risks to U.S. economic growth were heightened in early 2016 amid a weak global growth outlook and churning stock markets. In addition to the challenging economic backdrop, the persistent decline of oil prices and a rally in the U.S. dollar dampened U.S. corporate earnings growth, further contributing to an uncertain outlook.

For most of 2015, the U.S. Federal Reserve postponed the first increase to its main policy interest rate, which tended to boost risky assets and weigh on longer-term bond yields at points throughout the year. However, volatility rose in the late spring amid Greece’s turbulent negotiations with its European Union creditors. Not soon after, China’s stock market crashed amid worries about its decelerating economy and a loss of confidence in its policy makers. Conditions turned more favorable in the fall, as the Fed delayed its rate hike again in October, the European Central Bank appeared poised for further easing and China administered another round of stimulus measures. By the time the Fed announced the rate hike in December, the move was widely expected and had very little market impact.

Although volatility spiked in early 2016, conditions have generally improved since mid-February 2016. Global growth expectations remain subdued, but investors have gained more confidence that the Fed’s interest rate increases will be gradual, oil prices appear more stable, the U.S. dollar has weakened and the U.S. economy continues to look fairly resilient. Consumer spending, which represents roughly two-thirds of the economy, continues to be supported by the meaningful improvement in the labor market, wage growth and cheaper gas prices.

The global markets may continue seeing bouts of market turbulence this year. While short-term volatility can be uncomfortable for investors, these periods can also provide opportunities. The experienced investment professionals working for you at Nuveen continue to seek upside potential and manage downside risks, whether markets are rising or falling. We also encourage you to contact your financial advisor, who can help you develop a plan to weather short-term price swings, while remaining consistent with your investment goals, time horizon and risk tolerance.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

April 25, 2016

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Strategy Aggressive Growth Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Conservative Allocation Fund

Nuveen Strategy Growth Allocation Fund

Keith B. Hembre, CFA and Derek B. Bloom, CFA, are the portfolio managers for the four Funds. They assumed portfolio management responsibilities in December 2013.

The portfolio managers make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC. The team is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. Here the portfolio management team discusses key investment strategies and the Funds’ performance during the six-month reporting period ended February 29, 2016.

How did the Funds perform during the six-month reporting period ended February 29, 2016?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month, one-year, five-year and ten-year periods ending February 29, 2016. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average. A more detailed account of each Fund’s performance is provided later in this report.

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 29, 2016?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 29, 2016.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of capital growth. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund’s underperformance during the reporting period was mainly driven by allocations within the commodities and fixed income portions of its portfolio. In the case of commodities, the Fund held a small tactical overweight to the asset class that detracted from performance. Underperformance from fixed income was driven in large part by our overweight position in high yield corporate bonds within the underlying funds. Both commodities and high yield bonds were under significant downward pressure during this reporting period, while other core fixed income segments performed well primarily due to a substantial decline in yields. However, we believe the underperformance of the commodities segment was temporary in nature and continue to hold a small overweight in the Fund.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

Broadly speaking, equity markets were down during this reporting period. Although markets rallied hard in October 2015, concerns about market stability in China and a drop in oil prices to 12-year lows in January weighed heavily on risk assets during the final two months of the reporting period. We continued to structure the Fund with an underweight to equities with a bias toward non-U.S. developed markets over the U.S. market. In the Fund’s U.S. equity portfolio, we overweighted large-cap stocks relative to small caps for much of the reporting period. As this positioning relates to performance, the underweight to equities was beneficial, as was our overweight to large-cap stocks versus small-cap stocks within the U.S. equity portfolio. On the other hand, our emphasis on non-U.S. developed markets offset some of this strength because the U.S. market was generally a better performer. As a result of the success from the U.S. large-cap overweight, we took gains from that trade in January and tactically reduced this position.

Real estate performance was relatively strong over this reporting period and was a positive contributor to the Fund’s performance. We continued to hold a small overweight to this asset class. Within alternative fixed income, our allocation to high yield municipal bonds produced positive results during much of the reporting period. However, our alternative fixed income benchmark, which is primarily composed of sovereign bonds with negative yields from countries such as Japan and Germany, saw yields driven even further into negative territory as the reporting period progressed, resulting in very strong returns. Therefore, our lack of exposure to these types of bonds in favor of high yield municipal bonds resulted in a drag on performance over this reporting period. We will, however, maintain the Fund’s allocation to high yield municipals because we view them as a more attractive alternative than bonds with negative yields.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels to remain higher throughout 2016, especially in the U.S. as the Federal Reserve continues to tighten monetary policy.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. Due to lower equity prices, the equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the time period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 29, 2016?

In an effort to achieve its objective of providing a high level of capital growth, the majority of the Nuveen Strategy Aggressive Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Aggressive Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Dividend Value Fund	10.3%
Nuveen Tradewinds International Value Fund	8.5%
Nuveen International Growth Fund	8.3%
Nuveen Tactical Market Opportunities Fund	7.1%
Nuveen High Yield Municipal Bond Fund	4.7%

We made relatively few changes to the Fund’s portfolio allocations over this reporting period. The Fund remained slightly underweight in its broad equity exposure, which consisted of an underweight to small-cap domestic stocks relative to large-cap domestic stocks, an overweight to foreign developed market stocks, and an underweight to emerging markets. In January, we made a tactical shift in the Fund’s equity allocation by reducing the overweight of U.S. large-cap equities relative to U.S. small-cap equities. While we still maintained the overweight position, we significantly reduced the magnitude of it in order to take gains from the successful positioning. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For

6	Nuveen Investments

example, we held short positions in S&P 500® E-mini futures during the reporting period as an overlay strategy to decrease the Fund’s exposure to large-cap stocks along with short Russell 2000® E-Mini Index futures to reduce its allocation to small-cap stocks. We also held S&P MidCap 400® E-Mini futures in order to provide further diversification for the Fund.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. Tactically, we maintained the Fund’s overweight position in non-U.S. developed markets relative to emerging markets. We continued to use Mini MSCI EAFE Index and Mini MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

As mentioned above, the Fund benefited from an overweight position in real estate during the reporting period. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

Commodities experienced significant underperformance during the reporting period. While the small overweight to commodities was a drag on performance, we viewed this to be temporary and continued to hold these positions. A small position in the United States Natural Gas Fund held as part of an option overwrite strategy was also a detractor from performance; however, this underperformance was partially offset by option premiums obtained from writing calls. We believe the extremely low price level of natural gas during this reporting period will be temporary and that a disciplined call writing strategy will contribute positively going forward.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 29, 2016?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 29, 2016.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth and current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund’s underperformance during the reporting period was mainly driven by allocations within the commodities and fixed income portions of its portfolio. In the case of commodities, the Fund held a small tactical overweight to the asset class that detracted from

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

performance. Underperformance from fixed income was driven in large part by our overweight position in high yield corporate bonds within the underlying funds. Both commodities and high yield bonds were under significant downward pressure during this reporting period, while other core fixed income segments performed well primarily due to a substantial decline in yields. However, we believe the underperformance of the commodities segment was temporary in nature and continue to hold a small overweight in the Fund.

Broadly speaking, equity markets were down during this reporting period. Although markets rallied hard in October 2015, concerns about market stability in China and a drop in oil prices to 12-year lows in January weighed heavily on risk assets during the final two months of the reporting period. We continued to structure the Fund with an underweight to equities with a bias toward non-U.S. developed markets over the U.S. market. In the Fund’s U.S. equity portfolio, we overweighted large-cap stocks relative to small caps for much of the reporting period. As this positioning relates to performance, the underweight to equities was beneficial, as was our overweight to large-cap stocks versus small-cap stocks within the U.S. equity portfolio. On the other hand, our emphasis on non-U.S. developed markets offset some of this strength because the U.S. market was generally a better performer. As a result of the success from the U.S. large-cap overweight, we took gains from that trade in January and tactically reduced this position.

Real estate performance was relatively strong over reporting period and was a positive contributor to the Fund’s performance. We continued to hold a small overweight to this asset class. Within alternative fixed income, our allocation to high yield municipal bonds produced positive results during much of the reporting period. However, our alternative fixed income benchmark, which is primarily composed of sovereign bonds with negative yields from countries such as Japan and Germany, saw yields driven even further into negative territory as the reporting period progressed, resulting in very strong returns. Therefore, our lack of exposure to these types of bonds in favor of high yield municipal bonds resulted in a drag on performance over this reporting period. We will, however, maintain the Fund’s allocation to high yield municipals because we view them as a more attractive alternative than bonds with negative yields.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels to remain higher throughout 2016, especially in the U.S. as the Federal Reserve continues to tighten monetary policy.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. Due to lower equity prices, the equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the time period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 29, 2016?

In an effort to achieve its objective of providing both capital growth and current income, the majority of the Nuveen Strategy Balanced Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Balanced Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Core Bond Fund	10.8%
Nuveen Tactical Market Opportunities Fund	9.4%
Nuveen Short Term Bond Fund	6.6%
Nuveen High Yield Municipal Bond Fund	6.4%
Nuveen Dividend Value Fund	5.5%

8	Nuveen Investments

We made relatively few changes to the Fund’s portfolio allocations over this reporting period. The Fund remained slightly underweight in its broad equity exposure, which consisted of an underweight to small-cap domestic stocks relative to large-cap domestic stocks, an overweight to foreign developed market stocks, and an underweight to emerging markets. In January, we made a tactical shift in the Fund’s equity allocation by reducing the overweight of U.S. large-cap equities relative to U.S. small-cap equities. While we still maintained the overweight position, we significantly reduced the magnitude of it in order to take gains from the successful positioning. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we held short positions in S&P 500® E-mini futures during the reporting period as an overlay strategy to decrease the Fund’s exposure to large-cap stocks along with short Russell 2000® E-Mini Index futures to reduce its allocation to small-cap stocks. We also held S&P MidCap 400® E-Mini futures in order to provide further diversification for the Fund.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. Tactically, we maintained the Fund’s overweight position in non-U.S. developed markets relative to emerging markets. We continued to use Mini MSCI EAFE Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

As mentioned above, the Fund benefited from an overweight position in real estate during the reporting period. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

Commodities experienced significant underperformance during the reporting period. While the small overweight to commodities was a drag on performance, we viewed this to be temporary and continued to hold these positions. A small position in the United States Natural Gas Fund held as part of an option overwrite strategy was also a detractor from performance; however, this underperformance was partially offset by option premiums obtained from writing calls. We believe the extremely low price level of natural gas during this reporting period will be temporary and that a disciplined call writing strategy will contribute positively going forward.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 29, 2016?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 29, 2016.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of current income consistent with limited risk to capital. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% allocated to fixed income and commodities, 30% equity

Nuveen Investments	9

Portfolio Managers’ Comments (continued)

funds and 10% absolute return funds and other securities including exchange-traded funds (ETFs), closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

The Fund’s underperformance during the reporting period was mainly driven by allocations within the commodities and fixed income portions of its portfolio. In the case of commodities, the Fund held a small tactical overweight to the asset class that detracted from performance. Underperformance from fixed income was driven in large part by our overweight position in high yield corporate bonds within the underlying funds. Both commodities and high yield bonds were under significant downward pressure during this reporting period, while other core fixed income segments performed well primarily due to a substantial decline in yields. However, we believe the underperformance of the commodities segment was temporary in nature and continue to hold a small overweight in the Fund.

Within alternative fixed income, our allocation to high yield municipal bonds produced positive results during much of the reporting period. However, our alternative fixed income benchmark, which is primarily composed of sovereign bonds with negative yields from countries such as Japan and Germany, saw yields driven even further into negative territory as the reporting period progressed, resulting in very strong returns. Therefore, our lack of exposure to these types of bonds in favor of high yield municipal bonds resulted in a drag on performance over this reporting period. We will, however, maintain the Fund’s allocation to high yield municipals because we view them as a more attractive alternative than bonds with negative yields.

Broadly speaking, equity markets were down during this reporting period. Although markets rallied hard in October 2015, concerns about market stability in China and a drop in oil prices to 12-year lows in January weighed heavily on risk assets during the final two months of the reporting period. We continued to structure the Fund with an underweight to equities with a bias toward non-U.S. developed markets over the U.S. market. In the Fund’s U.S. equity portfolio, we overweighted large-cap stocks relative to small caps for much of the reporting period. As this positioning relates to performance, the underweight to equities was beneficial, as was our overweight to large-cap stocks versus small-cap stocks within the U.S. equity portfolio. On the other hand, our emphasis on non-U.S. developed markets offset some of this strength because the U.S. market was generally a better performer. As a result of the success from the U.S. large-cap overweight, we took gains from that trade in January and tactically reduced this position.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels to remain higher throughout 2016, especially in the U.S. as the Federal Reserve continues to tighten monetary policy.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. Due to lower equity prices, the equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the time period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 29, 2016?

In an effort to achieve its objective of providing a high level of current income with limited risk to capital, the majority of the Nuveen Strategy Conservative Allocation Fund continued to be positioned in fixed income securities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Conservative Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Core Bond Fund	19.2%
Nuveen Tactical Market Opportunities Fund	10.2%
Nuveen Short Term Bond Fund	10.1%
Nuveen Core Plus Bond Fund	9.5%
Nuveen Strategic Income Fund	6.6%

10	Nuveen Investments

We made relatively few changes to the Fund’s portfolio allocations over this reporting period. Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

The Fund remained slightly underweight in its broad equity exposure, which consisted of an underweight to small-cap domestic stocks relative to large-cap domestic stocks, an overweight to foreign developed market stocks, and an underweight to emerging markets. In January, we made a tactical shift in the Fund’s equity allocation by reducing the overweight of U.S. large-cap equities relative to U.S. small-cap equities. While we still maintained the overweight position, we significantly reduced the magnitude of it in order to take gains from the successful positioning. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we held short positions in S&P 500® E-mini futures during the reporting period as an overlay strategy to decrease the Fund’s exposure to large-cap stocks along with short Russell 2000® E-Mini Index futures to reduce its allocation to small-cap stocks. We also held S&P MidCap 400® E-Mini futures in order to provide further diversification for the Fund.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. Tactically, we maintained the Fund’s overweight position in non-U.S. developed markets relative to emerging markets. We continued to use Mini MSCI EAFE Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Commodities experienced significant underperformance during the reporting period. While the small overweight to commodities was a drag on performance, we viewed this to be temporary and continued to hold these positions. A small position in the United States Natural Gas Fund held as part of an option overwrite strategy was also a detractor from performance; however, this underperformance was partially offset by option premiums obtained from writing calls. We believe the extremely low price level of natural gas during this reporting period will be temporary and that a disciplined call writing strategy will contribute positively going forward.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 29, 2016?

The Fund’s Class A Shares at NAV underperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 29, 2016.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth with a moderate level of current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

Nuveen Investments	11

Portfolio Managers’ Comments (continued)

The Fund’s underperformance during the reporting period was mainly driven by allocations within the commodities and fixed income portions of its portfolio. In the case of commodities, the Fund held a small tactical overweight to the asset class that detracted from performance. Underperformance from fixed income was driven in large part by our overweight position in high yield corporate bonds within the underlying funds. Both commodities and high yield bonds were under significant downward pressure during this reporting period, while other core fixed income segments performed well primarily due to a substantial decline in yields. However, we believe the underperformance of the commodities segment was temporary in nature and continue to hold a small overweight in the Fund.

Broadly speaking, equity markets were down during this reporting period. Although markets rallied hard in October 2015, concerns about market stability in China and a drop in oil prices to 12-year lows in January weighed heavily on risk assets during the final two months of the reporting period. We continued to structure the Fund with an underweight to equities with a bias toward non-U.S. developed markets over the U.S. market. In the Fund’s U.S. equity portfolio, we overweighted large-cap stocks relative to small caps for much of the reporting period. As this positioning relates to performance, the underweight to equities was beneficial, as was our overweight to large-cap stocks versus small-cap stocks within the U.S. equity portfolio. On the other hand, our emphasis on non-U.S. developed markets offset some of this strength because the U.S. market was generally a better performer. As a result of the success from the U.S. large-cap overweight, we took gains from that trade in January and tactically reduced this position.

Real estate performance was relatively strong over this reporting period and was a positive contributor to the Fund’s performance. We continued to hold a small overweight to this asset class. Within alternative fixed income, our allocation to high yield municipal bonds produced positive results during much of the reporting period. However, our alternative fixed income benchmark, which is primarily composed of sovereign bonds with negative yields from countries such as Japan and Germany, saw yields driven even further into negative territory as the reporting period progressed, resulting in very strong returns. Therefore, our lack of exposure to these types of bonds in favor of high yield municipal bonds resulted in a drag on performance over this reporting period. We will, however, maintain the Fund’s allocation to high yield municipals because we view them as a more attractive alternative than bonds with negative yields.

While the Fund’s results did not keep pace with the Lipper classification average, the shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning has generally been beneficial for the Fund’s Lipper peers, given the significant performance advantage of U.S. markets over the past few years. However, we expect volatility levels to remain higher throughout 2016, especially in the U.S. as the Federal Reserve continues to tighten monetary policy.

During the reporting period, the Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures. The currency futures had a small positive impact on performance. Due to lower equity prices, the equity futures contracts had a negative impact on performance. The aggregate impact of all futures contracts on Fund performance was negative during the time period.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 29, 2016?

In an effort to achieve its objective of providing capital growth with a moderate level of current income, the majority of the Nuveen Strategy Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Tactical Market Opportunities Fund	8.3%
Nuveen Dividend Value Fund	8.1%
Nuveen High Yield Municipal Bond Fund	6.0%
Nuveen Tradewinds International Value Fund	5.5%
Nuveen International Growth Fund	5.5%

12	Nuveen Investments

We made relatively few changes to the Fund’s portfolio allocations over this reporting period. The Fund remained slightly underweight in its broad equity exposure, which consisted of an underweight to small-cap domestic stocks relative to large-cap domestic stocks, an overweight to foreign developed market stocks, and an underweight to emerging markets. In January, we made a tactical shift in the Fund’s equity allocation by reducing the overweight of U.S. large-cap equities relative to U.S. small-cap equities. While we still maintained the overweight position, we significantly reduced the magnitude of it in order to take gains from the successful positioning. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we held short positions in S&P 500® E-mini futures during the reporting period as an overlay strategy to decrease the Fund’s exposure to large-cap stocks along with short Russell 2000® E-Mini Index futures to reduce its allocation to small-cap stocks. We also held S&P MidCap 400® E-Mini futures in order to provide further diversification for the Fund.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. Tactically, we maintained the Fund’s overweight position in non-U.S. developed markets relative to emerging markets. We continued to use Mini MSCI EAFE Index and mini MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core, alternative fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

As mentioned above, the Fund benefited from an overweight position in real estate during the reporting period. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

Commodities experienced significant underperformance during the reporting period. While the small overweight to commodities was a drag on performance, we viewed this to be temporary and continued to hold these positions. A small position in the United States Natural Gas Fund held as part of an option overwrite strategy was also a detractor from performance; however, this underperformance was partially offset by option premiums obtained from writing calls. We believe the extremely low price level of natural gas during this reporting period will be temporary and that a disciplined call writing strategy will contribute positively going forward.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Investments	13

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instruments involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

Dividend Information

Nuveen Strategy Conservative Allocation Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects the Fund’s past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, it may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of February 29, 2016, Nuveen Strategy Conservative Allocation Fund had a positive UNII balance, based upon our best estimate, for tax purposes and a positive UNII balance for financial reporting purposes.

All monthly dividends paid by the Nuveen Strategy Conservative Allocation Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of the Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

14	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 29, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(6.01)%	(10.73)%	4.21%	4.08%
Class A Shares at maximum Offering Price	(11.44)%	(15.85)%	2.99%	3.46%
Morningstar Aggressive Target Risk Index	(5.04)%	(11.17)%	5.08%	4.88%
Lipper Flexible Portfolio Funds Classification Average	(4.63)%	(10.22)%	2.55%	3.83%

Class C Shares	(6.30)%	(11.38)%	3.44%	3.30%
Class R3 Shares	(6.13)%	(10.96)%	3.95%	3.82%
Class I Shares	(5.89)%	(10.53)%	4.47%	4.33%

Average Annual Total Returns as of March 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.68%	(4.06)%	5.41%	4.57%
Class A Shares at maximum Offering Price	(2.29)%	(9.60)%	4.16%	3.96%
Class C Shares	3.30%	(4.73)%	4.62%	3.79%
Class R3 Shares	3.52%	(4.31)%	5.14%	4.32%
Class I Shares	3.79%	(3.80)%	(5.68)%	4.83%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months (twelve months prior to November 1, 2015) of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.56%	2.31%	1.81%	1.31%
Net Expense Ratios*	1.41%	2.16%	1.66%	1.16%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.91%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

16	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 29, 2016

	Cumulative	Average Annual
	6-month	1-Year	5-Year	10-Year
Class A Shares at NAV	(3.89)%	(7.26)%	4.22%	4.39%
Class A Shares at maximum Offering Price	(9.41)%	(12.62)%	3.00%	3.77%
Morningstar Moderate Target Risk Index	(2.27)%	(6.47)%	4.56%	5.06%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average	(2.99)%	(7.55)%	4.23%	4.11%

Class C Shares	(4.35)%	(8.03)%	3.42%	3.60%
Class R3 Shares	(4.08)%	(7.52)%	3.93%	4.10%
Class I Shares	(3.87)%	(7.05)%	4.46%	4.64%

Average Annual Total Returns as of March 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.53%	(2.55)%	5.03%	4.75%
Class A Shares at maximum Offering Price	(3.40)%	(8.13)%	3.79%	4.14%
Class C Shares	2.06%	(3.35)%	4.22%	3.96%
Class R3 Shares	2.41%	(2.85)%	4.76%	4.48%
Class I Shares	2.56%	(2.41)%	5.28%	5.01%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months (twelve months prior to November 1, 2015) of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.34%	2.09%	1.59%	1.09%
Net Expense Ratios*	1.31%	2.06%	1.56%	1.06%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.81%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	17

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 29, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(2.89)%	(5.83)%	3.26%	4.16%
Class A Shares at maximum Offering Price	(8.44)%	(11.22)%	2.03%	3.54%
Morningstar Moderately Conservative Target Risk Index	(0.74)%	(3.64)%	4.07%	4.80%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average	(2.06)%	(5.20)%	3.31%	3.70%

Class C Shares	(3.21)%	(6.52)%	2.49%	3.37%
Class R3 Shares	(2.94)%	(6.01)%	3.00%	3.89%
Class I Shares	(2.70)%	(5.53)%	3.51%	4.42%

Average Annual Total Returns as of March 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.70%	(2.35)%	3.86%	4.50%
Class A Shares at maximum Offering Price	(4.12)%	(7.96)%	2.63%	3.88%
Class C Shares	1.31%	(3.04)%	3.09%	3.71%
Class R3 Shares	1.56%	(2.61)%	3.60%	4.23%
Class I Shares	1.81%	(2.12)%	4.12%	4.76%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months (twelve months prior to November 1, 2015) of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.24%	1.99%	1.49%	0.99%
Net Expense Ratios*	1.20%	1.95%	1.45%	0.95%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.70%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

18	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 29, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.92)%	(9.21)%	4.37%	4.32%
Class A Shares at maximum Offering Price	(10.36)%	(14.44)%	3.14%	3.70%
Morningstar Moderately Aggressive Target Risk Index	(4.04)%	(9.28)%	4.81%	5.01%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average	(3.82)%	(8.49)%	5.00%	4.33%

Class C Shares	(5.32)%	(9.85)%	3.60%	3.54%
Class R3 Shares	(5.08)%	(9.42)%	4.12%	4.05%
Class I Shares	(4.80)%	(9.00)%	4.64%	4.58%

Average Annual Total Returns as of March 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.43%	(3.19)%	5.44%	4.78%
Class A Shares at maximum Offering Price	(2.55)%	(8.73)%	4.20%	4.17%
Class C Shares	3.04%	(3.98)%	4.63%	4.00%
Class R3 Shares	3.19%	(3.50)%	5.16%	4.52%
Class I Shares	3.52%	(2.99)%	5.69%	5.04%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months (twelve months prior to November 1, 2015) of purchase. Such CDSC will be equal to 1.00% for any shares purchased on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.45%	2.21%	1.70%	1.20%
Net Expense Ratios*	1.37%	2.12%	1.62%	1.12%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

*	The expense ratios include acquired fund fees and expenses of 0.87%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	19

Holding

Summaries as of February 29, 2016

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Aggressive Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	7.1%
Affiliated Commodity Funds	3.9%
Non-Affiliated Commodity Funds	0.3%
Affiliated Equity Funds	77.9%
Affiliated Fixed Income Funds	8.0%
Money Market Funds	0.9%
U.S. Government and Agency Obligations	1.8%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	7.1%	(1.68)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	3.9%	(27.78)%

Non-Affiliated Commodity Funds
United States Natural Gas Fund LP	0.3%	(56.22)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	10.3%	(10.28)%
Nuveen International Growth Fund (Class I)	8.3%	(8.92)%
Nuveen Large Cap Core Fund (Class I)	4.3%	(10.29)%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.0%	(5.64)%
Nuveen Large Cap Select Fund (Class I)	4.1%	(11.58)%
Nuveen Large Cap Value Fund (Class I)	4.5%	(16.37)%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.5%	(13.27)%
Nuveen Real Asset Income Fund (Class I)	1.0%	(7.24)%
Nuveen Real Estate Securities Fund (Class R6)	2.1%	(3.74)%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.1%	(8.78)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.2%	(18.93)%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Select Fund (Class I)	0.6%	(14.55)%
Nuveen Small Cap Value Fund (Class I)	3.4%	(5.67)%
Nuveen Symphony International Equity Fund (Class I)	3.5%	(13.58)%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.1%	(5.15)%
Nuveen Symphony Low Volatility Equity Fund (Class I)	4.1%	(4.23)%
Nuveen Tradewinds Emerging Markets Fund (Class I)	3.3%	(19.22)%
Nuveen Tradewinds International Value Fund (Class I)	8.5%	(9.90)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.0%	(9.11)%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class R6)	0.6%	(0.93)%
Nuveen High Yield Municipal Bond Fund (Class I)	4.7%	5.12%
Nuveen Preferred Securities Fund (Class I)	0.3%	0.15%
Nuveen Short Term Bond Fund (Class R6)	2.1%	0.02%
Nuveen Strategic Income Fund (Class R6)	0.2%	(8.15)%
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.1%	(12.51)%

20	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	9.4%
Affiliated Commodity Funds	2.7%
Non-Affiliated Commodity Funds	0.3%
Affiliated Equity Funds	51.1%
Affiliated Fixed Income Funds	34.3%
Money Market Funds	0.5%
U.S. Government and Agency Obligations	1.2%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	9.4%	(1.68)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	2.7%	(27.78)%

Non-Affiliated Commodity Funds
United States Natural Gas Fund LP	0.3%	(56.22)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	5.5%	(10.28)%
Nuveen Global Infrastructure Fund (Class I)	1.1%	(7.43)%
Nuveen International Growth Fund (Class I)	4.8%	(8.92)%
Nuveen Large Cap Core Fund (Class I)	2.5%	(10.29)%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	1.9%	(5.64)%
Nuveen Large Cap Select Fund (Class I)	2.5%	(11.58)%
Nuveen Large Cap Value Fund (Class I)	2.5%	(16.37)%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.5%	(13.27)%
Nuveen Real Asset Income Fund (Class I)	1.2%	(7.24)%
Nuveen Real Estate Securities Fund (Class R6)	1.6%	(3.74)%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2.1%	(8.78)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.3%	(18.93)%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Select Fund (Class I)	0.9%	(14.55)%
Nuveen Small Cap Value Fund (Class I)	3.5%	(5.67)%
Nuveen Symphony International Equity Fund (Class I)	2.0%	(13.58)%
Nuveen Symphony Large-Cap Growth Fund (Class I)	2.0%	(5.15)%
Nuveen Symphony Low Volatility Equity Fund (Class I)	2.5%	(4.23)%
Nuveen Tradewinds Emerging Markets Fund (Class I)	1.9%	(19.22)%
Nuveen Tradewinds International Value Fund (Class I)	4.9%	(9.90)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	1.9%	(9.11)%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	1.1%	4.16%
Nuveen Core Bond Fund (Class R6)	10.8%	(0.93)%
Nuveen Core Plus Bond Fund (Class R6)	4.3%	(5.32)%
Nuveen High Yield Municipal Bond Fund (Class I)	6.4%	5.12%
Nuveen Preferred Securities Fund (Class I)	1.0%	0.15%
Nuveen Short Term Bond Fund (Class R6)	6.6%	0.02%
Nuveen Strategic Income Fund (Class R6)	3.1%	(8.15)%
Nuveen Symphony Credit Opportunities Fund (Class R6)	1.0%	(12.51)%

Nuveen Investments	21

Holding Summaries as of February 29, 2016 (continued)

Nuveen Strategy Conservative Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	10.2%
Affiliated Commodity Funds	1.6%
Non-Affiliated Commodity Funds	0.3%
Affiliated Equity Funds	29.8%
Affiliated Fixed Income Funds	56.8%
Money Market Funds	0.5%
U.S. Government and Agency Obligations	0.6%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	10.2%	(1.68)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	1.6%	(27.78)%

Non-Affiliated Commodity Funds
United States Natural Gas Fund LP	0.3%	(56.22)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	3.9%	(10.28)%
Nuveen Global Infrastructure Fund (Class I)	3.1%	(7.43)%
Nuveen International Growth Fund (Class I)	1.9%	(8.92)%
Nuveen Large Cap Core Fund (Class I)	1.2%	(10.29)%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	1.0%	(5.64)%
Nuveen Large Cap Select Fund (Class I)	1.2%	(11.58)%
Nuveen Large Cap Value Fund (Class I)	1.9%	(16.37)%
Nuveen NWQ Large-Cap Value Fund (Class I)	1.9%	(13.27)%
Nuveen Real Asset Income Fund (Class I)	1.0%	(7.24)%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1.0%	(8.78)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	1.5%	(18.93)%
Nuveen Small Cap Select Fund (Class I)	2.0%	(14.55)%
Nuveen Small Cap Value Fund (Class I)	1.6%	(5.67)%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Symphony International Equity Fund (Class I)	1.0%	(13.58)%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.0%	(5.15)%
Nuveen Symphony Low Volatility Equity Fund (Class I)	1.2%	(4.23)%
Nuveen Tradewinds Emerging Markets Fund (Class I)	0.9%	(19.22)%
Nuveen Tradewinds International Value Fund (Class I)	1.5%	(9.90)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	1.0%	(9.11)%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	2.1%	4.16%
Nuveen Core Bond Fund (Class R6)	19.2%	(0.93)%
Nuveen Core Plus Bond Fund (Class R6)	9.5%	(5.32)%
Nuveen High Yield Municipal Bond Fund (Class I)	5.4%	5.12%
Nuveen Inflation Protected Securities Fund (Class R6)	2.7%	(1.34)%
Nuveen Preferred Securities Fund (Class I)	0.5%	0.15%
Nuveen Short Term Bond Fund (Class R6)	10.1%	0.02%
Nuveen Strategic Income Fund (Class R6)	6.6%	(8.15)%
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.7%	(12.51)%

22	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	8.3%
Affiliated Commodity Funds	2.7%
Non-Affiliated Commodity Funds	0.3%
Affiliated Equity Funds	68.8%
Affiliated Fixed Income Funds	18.0%
Money Market Funds	0.7%
U.S. Government and Agency Obligations	1.3%
Other Assets Less Liabilities	(0.1)%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	8.3%	(1.68)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	2.7%	(27.78)%

Non-Affiliated Commodity Funds
United States Natural Gas Fund LP	0.3%	(56.22)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	8.1%	(10.28)%
Nuveen Global Infrastructure Fund (Class I)	1.2%	(7.43)%
Nuveen International Growth Fund (Class I)	5.5%	(8.92)%
Nuveen Large Cap Core Fund (Class I)	4.2%	(10.29)%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.0%	(5.64)%
Nuveen Large Cap Select Fund (Class I)	4.0%	(11.58)%
Nuveen Large Cap Value Fund (Class I)	4.0%	(16.37)%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.1%	(13.27)%
Nuveen Real Asset Income Fund (Class I)	1.2%	(7.24)%
Nuveen Real Estate Securities Fund (Class R6)	2.0%	(3.74)%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.1%	(8.78)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.4%	(18.93)%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Select Fund (Class I)	0.9%	(14.55)%
Nuveen Small Cap Value Fund (Class I)	3.6%	(5.67)%
Nuveen Symphony International Equity Fund (Class I)	2.7%	(13.58)%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.1%	(5.15)%
Nuveen Symphony Low Volatility Equity Fund (Class I)	4.1%	(4.23)%
Nuveen Tradewinds Emerging Markets Fund (Class I)	2.2%	(19.22)%
Nuveen Tradewinds International Value Fund (Class I)	5.5%	(9.90)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	2.9%	(9.11)%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	0.6%	4.16%
Nuveen Core Bond Fund (Class R6)	1.9%	(0.93)%
Nuveen Core Plus Bond Fund (Class R6)	1.9%	(5.32)%
Nuveen High Yield Municipal Bond Fund (Class I)	6.0%	5.12%
Nuveen Preferred Securities Fund (Class I)	1.5%	0.15%
Nuveen Short Term Bond Fund (Class R6)	4.2%	0.02%
Nuveen Strategic Income Fund (Class R6)	0.8%	(8.15)%
Nuveen Symphony Credit Opportunities Fund (Class R6)	1.1%	(12.51)%

Nuveen Investments	23

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 29, 2016.

The beginning of the period is September 1, 2015.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bears directly; the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These underlying fees and expenses are not reflected in the expenses shown in the tables.

Nuveen Strategy Aggressive Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$939.90	$937.00	$938.70	$941.10
Expenses Incurred During Period	$2.41	$6.02	$3.62	$1.21
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.38	$1,018.65	$1,021.13	$1,023.62
Expenses Incurred During Period	$2.51	$6.27	$3.77	$1.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

24	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$961.10	$956.50	$959.20	$961.30
Expenses Incurred During Period	$2.44	$6.08	$3.65	$1.22
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.38	$1,018.65	$1,021.13	$1,023.62
Expenses Incurred During Period	$2.51	$6.27	$3.77	$1.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Strategy Conservative Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$971.10	$967.90	$970.60	$973.00
Expenses Incurred During Period	$2.45	$6.12	$3.67	$1.23
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.38	$1,018.65	$1,021.13	$1,023.62
Expenses Incurred During Period	$2.51	$6.27	$3.77	$1.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$950.80	$946.80	$949.20	$952.00
Expenses Incurred During Period	$2.43	$6.05	$3.63	$1.21
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.38	$1,018.65	$1,021.13	$1,023.62
Expenses Incurred During Period	$2.51	$6.27	$3.77	$1.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Investments	25

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.2%

	ABSOLUTE RETURN FUNDS – 7.1%

	Affiliated Absolute Return Funds – 7.1%

551,623	Nuveen Tactical Market Opportunities Fund (Class I)	$5,626,554
	Total Absolute Return Funds (cost $5,896,141)	5,626,554

	COMMODITY FUNDS – 4.2%

	Affiliated Commodity Funds – 3.9%

293,202	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,063,962
	Total Affiliated Commodity Funds (cost $4,079,183)	3,063,962

	Non-Affiliated Commodity Funds – 0.3%

40,600	United States Natural Gas Fund LP, (3)	244,412
	Total Non-Affiliated Commodity Funds (cost $470,981)	244,412
	Total Commodity Funds (cost $4,550,164)	3,308,374

	EQUITY FUNDS – 77.9%

	Affiliated Equity Funds – 77.9%

595,704	Nuveen Dividend Value Fund (Class R6)	8,119,437

186,496	Nuveen International Growth Fund (Class I)	6,579,582

138,455	Nuveen Large Cap Core Fund (Class I)	3,370,002

78,790	Nuveen Large Cap Growth Opportunities Fund (Class R6)	2,376,304

171,707	Nuveen Large Cap Select Fund (Class I)	3,217,781

177,888	Nuveen Large Cap Value Fund (Class I)	3,529,292

524,913	Nuveen NWQ Large-Cap Value Fund (Class I)	3,548,410

37,818	Nuveen Real Asset Income Fund (Class I)	802,505

74,440	Nuveen Real Estate Securities Fund (Class R6)	1,639,161

78,338	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,488,018

130,769	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,523,837

47,985	Nuveen Small Cap Select Fund (Class I)	454,417

144,782	Nuveen Small Cap Value Fund (Class I)	2,650,960

170,506	Nuveen Symphony International Equity Fund (Class I)	2,738,334

78,335	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,458,930

126,354	Nuveen Symphony Low Volatility Equity Fund (Class I)	3,224,564

132,992	Nuveen Tradewinds Emerging Markets Fund (Class I)	2,619,952

323,266	Nuveen Tradewinds International Value Fund (Class I)	6,730,404

64,809	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,370,071
	Total Equity Funds (cost $67,165,082)	61,441,961

26	Nuveen Investments

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 8.0%

	Affiliated Fixed Income Funds – 8.0%

45,579	Nuveen Core Bond Fund (Class R6)				$444,397

216,720	Nuveen High Yield Municipal Bond Fund (Class I)				3,723,245

15,759	Nuveen Preferred Securities Fund (Class I)				257,494

169,583	Nuveen Short Term Bond Fund (Class R6)				1,660,219

12,611	Nuveen Strategic Income Fund (Class R6)				124,724

6,735	Nuveen Symphony Credit Opportunities Fund (Class R6)				119,551
	Total Fixed Income Funds (cost $6,051,655)				6,329,630
	Total Long-Term Investments (cost $83,663,042)				76,706,519

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 0.9%

771,123	First American Treasury Obligations Fund, Class Z	0.148% (5)	N/A	N/A	$771,123

	U.S. Government and Agency Obligations – 1.8%

$1,400	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	1,399,381
	Total Short-Term Investments (cost $2,170,512)				2,170,504
	Total Investments (cost $85,833,554) – 99.9%				78,877,023
	Other Assets Less Liabilities – 0.1% (7)				54,592
	Net Assets – 100%				$78,931,615

Investments in Derivatives as of February 29, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	86	3/16	$6,643,500	$(45,580)	$(518,336)
Mini MSCI Emerging Markets Index	Long	68	3/16	2,523,140	22,100	(59,987)
NASDAQ 100 E-Mini	Short	(10)	3/16	(840,250)	5,750	(17,000)
Russell 2000® Mini Index	Short	(15)	3/16	(1,547,550)	5,700	129,397
S&P 500® E-Mini	Short	(94)	3/16	(9,068,650)	62,040	35,917
S&P MidCap 400® E-Mini	Long	74	3/16	9,861,980	(37,740)	(78,070)
				$7,572,170	$12,270	$(508,079)
*	The aggregate Notional Amount at Value of long and short positions is $19,028,620 and $(11,456,450), respectively.

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(406)	United States Natural Gas Fund LP	$(365,400)	4/15/16	$9	$(1,624)
	(406)	Total Options Written (premiums received $23,889)	$(365,400)			$(1,624)

Nuveen Investments	27

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

28	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	ABSOLUTE RETURN FUNDS – 9.4%

	Affiliated Absolute Return Funds – 9.4%

2,652,157	Nuveen Tactical Market Opportunities Fund (Class I)	$27,052,005
	Total Absolute Return Funds (cost $28,760,351)	27,052,005

	COMMODITY FUNDS – 3.0%

	Affiliated Commodity Funds – 2.7%

745,075	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	7,786,035
	Total Affiliated Commodity Funds (cost $10,534,747)	7,786,035

	Non-Affiliated Commodity Funds – 0.3%

142,400	United States Natural Gas Fund LP, (3)	857,248
	Total Non-Affiliated Commodity Funds (cost $1,648,921)	857,248
	Total Commodity Funds (cost $12,183,668)	8,643,283

	EQUITY FUNDS – 51.1%

	Affiliated Equity Funds – 51.1%

1,159,280	Nuveen Dividend Value Fund (Class R6)	15,800,985

312,923	Nuveen Global Infrastructure Fund (Class I)	3,047,866

389,532	Nuveen International Growth Fund (Class I)	13,742,675

299,469	Nuveen Large Cap Core Fund (Class I)	7,289,064

184,143	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,553,743

381,278	Nuveen Large Cap Select Fund (Class I)	7,145,144

370,199	Nuveen Large Cap Value Fund (Class I)	7,344,743

1,066,056	Nuveen NWQ Large-Cap Value Fund (Class I)	7,206,536

163,954	Nuveen Real Asset Income Fund (Class I)	3,479,102

207,395	Nuveen Real Estate Securities Fund (Class R6)	4,566,831

189,259	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	6,010,881

498,799	Nuveen Small Cap Growth Opportunities Fund (Class I)	9,626,821

283,205	Nuveen Small Cap Select Fund (Class I)	2,681,956

550,882	Nuveen Small Cap Value Fund (Class I)	10,086,653

354,676	Nuveen Symphony International Equity Fund (Class I)	5,696,094

184,968	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,806,141

284,348	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,256,568

274,612	Nuveen Tradewinds Emerging Markets Fund (Class I)	5,409,855

679,631	Nuveen Tradewinds International Value Fund (Class I)	14,149,911

151,070	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,524,623
	Total Equity Funds (cost $150,944,566)	147,426,192

Nuveen Investments	29

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 34.3%

	Affiliated Fixed Income Funds – 34.3%

279,836	Nuveen All-American Municipal Bond Fund (Class I)				$3,276,875

3,179,317	Nuveen Core Bond Fund (Class R6)				30,998,338

1,191,755	Nuveen Core Plus Bond Fund (Class R6)				12,501,507

1,070,461	Nuveen High Yield Municipal Bond Fund (Class I)				18,390,525

173,123	Nuveen Preferred Securities Fund (Class I)				2,828,823

1,932,613	Nuveen Short Term Bond Fund (Class R6)				18,920,281

911,629	Nuveen Strategic Income Fund (Class R6)				9,016,014

165,167	Nuveen Symphony Credit Opportunities Fund (Class R6)				2,931,722
	Total Fixed Income Funds (cost $95,550,200)				98,864,085
	Total Long-Term Investments (cost $287,438,785)				281,985,565

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.5%

1,312,761	First American Treasury Obligations Fund, Class Z	0.148% (5)	N/A	N/A	$1,312,761

	U.S. Government and Agency Obligations – 1.2%

$3,500	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	3,498,453
	Total Short-Term Investments (cost $4,811,233)				4,811,214
	Total Investments (cost $292,250,018) – 99.5%				286,796,779
	Other Assets Less Liabilities – 0.5% (7)				1,363,764
	Net Assets – 100%				$288,160,543

Investments in Derivatives as of February 29, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	181	3/16	$13,982,250	$(95,930)	$(1,090,916)
NASDAQ 100 E-Mini	Short	(36)	3/16	(3,024,900)	20,700	(61,199)
Russell 2000® Mini Index	Short	(111)	3/16	(11,451,870)	42,180	957,540
S&P 500® E-Mini	Short	(176)	3/16	(16,979,600)	116,160	139,740
S&P MidCap 400® E-Mini	Long	179	3/16	23,855,330	(91,290)	(255,273)
				$6,381,210	$(8,180)	$(310,108)
*	The aggregate Notional Amount at Value of long and short positions is $37,837,580 and $(31,456,370), respectively.

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(1,424)	United States Natural Gas Fund LP	$(1,281,600)	4/15/16	$9	$(5,696)
	(1,424)	Total Options Written (premiums received $83,787)	$(1,281,600)			$(5,696)

30	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.7%

	ABSOLUTE RETURN FUNDS – 10.2%

	Affiliated Absolute Return Funds – 10.2%

1,006,327	Nuveen Tactical Market Opportunities Fund (Class I)	$10,264,532
	Total Absolute Return Funds (cost $11,091,211)	10,264,532

	COMMODITY FUNDS – 1.9%

	Affiliated Commodity Funds – 1.6%

154,130	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,610,663
	Total Affiliated Commodity Funds (cost $2,212,435)	1,610,663

	Non-Affiliated Commodity Funds – 0.3%

48,200	United States Natural Gas Fund LP, (3)	290,164
	Total Non-Affiliated Commodity Funds (cost $557,787)	290,164
	Total Commodity Funds (cost $2,770,222)	1,900,827

	EQUITY FUNDS – 29.8%

	Affiliated Equity Funds – 29.8%

289,936	Nuveen Dividend Value Fund (Class R6)	3,951,823

317,779	Nuveen Global Infrastructure Fund (Class I)	3,095,164

53,513	Nuveen International Growth Fund (Class I)	1,887,927

50,529	Nuveen Large Cap Core Fund (Class I)	1,229,883

33,318	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,004,876

64,793	Nuveen Large Cap Select Fund (Class I)	1,214,222

96,156	Nuveen Large Cap Value Fund (Class I)	1,907,725

283,737	Nuveen NWQ Large-Cap Value Fund (Class I)	1,918,060

48,103	Nuveen Real Asset Income Fund (Class I)	1,020,749

31,745	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,008,230

79,033	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,525,346

209,585	Nuveen Small Cap Select Fund (Class I)	1,984,768

93,533	Nuveen Small Cap Value Fund (Class I)	1,712,582

61,081	Nuveen Symphony International Equity Fund (Class I)	980,958

31,208	Nuveen Symphony Large-Cap Growth Fund (Class I)	979,628

48,987	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,250,142

44,296	Nuveen Tradewinds Emerging Markets Fund (Class I)	872,627

71,606	Nuveen Tradewinds International Value Fund (Class I)	1,490,840

26,907	Nuveen Winslow Large-Cap Growth Fund (Class R6)	984,005
	Total Equity Funds (cost $31,766,842)	30,019,555

32	Nuveen Investments

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 56.8%

	Affiliated Fixed Income Funds – 56.8%

184,279	Nuveen All-American Municipal Bond Fund (Class I)				$2,157,903

1,987,125	Nuveen Core Bond Fund (Class R6)				19,374,473

912,376	Nuveen Core Plus Bond Fund (Class R6)				9,570,826

317,220	Nuveen High Yield Municipal Bond Fund (Class I)				5,449,839

245,679	Nuveen Inflation Protected Securities Fund (Class R6)				2,717,211

29,182	Nuveen Preferred Securities Fund (Class I)				476,827

1,042,599	Nuveen Short Term Bond Fund (Class R6)				10,207,046

671,648	Nuveen Strategic Income Fund (Class R6)				6,642,596

40,279	Nuveen Symphony Credit Opportunities Fund (Class R6)				714,945
	Total Fixed Income Funds (cost $58,916,791)				57,311,666
	Total Long-Term Investments (cost $104,545,066)				99,496,580

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Markets Funds – 0.5%

532,512	First American Treasury Obligations Fund, Class Z	0.148% (5)	N/A	N/A	$532,512

	U.S. Government and Agency Obligations – 0.6%

$625	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	624,723
	Total Short-Term Investments (cost $1,157,239)				1,157,235
	Total Investments (cost $105,702,305) – 99.8%				100,653,815
	Other Assets Less Liabilities – 0.2% (7)				179,338
	Net Assets – 100%				$100,833,153

Investments in Derivatives as of February 29, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	79	3/16	$6,102,750	$(41,870)	$(476,146)
Russell 2000® Mini Index	Short	(58)	3/16	(5,983,860)	22,040	500,336
S&P 500® E-Mini	Short	(31)	3/16	(2,990,725)	20,460	110,681
S&P MidCap 400® E-Mini	Long	29	3/16	3,864,830	(14,790)	(142,799)
				$992,995	$(14,160)	$(7,928)
*	The aggregate Notional Amount at Value of long and short positions is $9,967,580 and $(8,974,585), respectively.

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(482)	United States Natural Gas Fund LP	$(433,800)	4/15/16	$9	$(1,928)
	(482)	Total Options Written (premiums received $28,360)	$(433,800)			$(1,928)

Nuveen Investments	33

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	ABSOLUTE RETURN FUNDS – 8.3%

	Affiliated Absolute Return Funds – 8.3%

1,149,519	Nuveen Tactical Market Opportunities Fund (Class I)	$11,725,096
	Total Absolute Return Funds (cost $12,388,038)	11,725,096

	COMMODITY FUNDS – 3.0%

	Affiliated Commodity Funds – 2.7%

369,655	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,862,892
	Total Affiliated Commodity Funds (cost $5,174,639)	3,862,892

	Non-Affiliated Commodity Funds – 0.3%

71,300	United States Natural Gas Fund LP, (3)	429,226
	Total Non-Affiliated Commodity Funds (cost $826,055)	429,226
	Total Commodity Funds (cost $6,000,694)	4,292,118

	EQUITY FUNDS – 68.8%

	Affiliated Equity Funds – 68.8%

842,670	Nuveen Dividend Value Fund (Class R6)	11,485,598

168,664	Nuveen Global Infrastructure Fund (Class I)	1,642,784

220,729	Nuveen International Growth Fund (Class I)	7,787,323

243,211	Nuveen Large Cap Core Fund (Class I)	5,919,763

140,188	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,228,058

298,723	Nuveen Large Cap Select Fund (Class I)	5,598,060

288,467	Nuveen Large Cap Value Fund (Class I)	5,723,176

851,210	Nuveen NWQ Large-Cap Value Fund (Class I)	5,754,179

80,107	Nuveen Real Asset Income Fund (Class I)	1,699,870

130,582	Nuveen Real Estate Securities Fund (Class R6)	2,875,405

140,079	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,448,915

245,730	Nuveen Small Cap Growth Opportunities Fund (Class I)	4,742,590

133,988	Nuveen Small Cap Select Fund (Class I)	1,268,862

281,566	Nuveen Small Cap Value Fund (Class I)	5,155,468

242,229	Nuveen Symphony International Equity Fund (Class I)	3,890,203

138,716	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,354,292

230,239	Nuveen Symphony Low Volatility Equity Fund (Class I)	5,875,698

159,528	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,142,701

374,967	Nuveen Tradewinds International Value Fund (Class I)	7,806,814

111,388	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,073,475
	Total Equity Funds (cost $104,312,256)	97,473,234

Nuveen Investments	35

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	February 29, 2016 (Unaudited)

Shares	Description (1), (2)				Value

	FIXED INCOME FUNDS – 18.0%

	Affiliated Fixed Income Funds – 18.0%

68,939	Nuveen All-American Municipal Bond Fund (Class I)				$807,274

279,621	Nuveen Core Bond Fund (Class R6)				2,726,303

258,822	Nuveen Core Plus Bond Fund (Class R6)				2,715,048

492,415	Nuveen High Yield Municipal Bond Fund (Class I)				8,459,696

132,388	Nuveen Preferred Securities Fund (Class I)				2,163,221

615,968	Nuveen Short Term Bond Fund (Class R6)				6,030,323

113,342	Nuveen Strategic Income Fund (Class R6)				1,120,950

88,063	Nuveen Symphony Credit Opportunities Fund (Class R6)				1,563,113
	Total Fixed Income Funds (cost $25,455,272)				25,585,928
	Total Long-Term Investments (cost $148,156,260)				139,076,376

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.7%

987,833	First American Treasury Obligations Fund, Class Z	0.148% (5)	N/A	N/A	$987,833

	U.S. Government and Agency Obligations – 1.3%

$1,800	U.S. Treasury Bills, (6)	0.000%	4/28/16	AAA	1,799,205
	Total Short-Term Investments (cost $2,787,047)				2,787,038
	Total Investments (cost $150,943,307) – 100.1%				141,863,414
	Other Assets Less Liabilities – (0.1)% (7)				(93,538)
	Net Assets – 100%				$141,769,876

Investments in Derivatives as of February 29, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	150	3/16	$11,587,500	$(79,500)	$(904,073)
Mini MSCI Emerging Markets Index	Long	97	3/16	3,599,185	31,525	(85,570)
NASDAQ 100 E-Mini	Short	(18)	3/16	(1,512,450)	10,350	(30,600)
Russell 2000® Mini Index	Short	(35)	3/16	(3,610,950)	13,300	301,927
S&P 500® E-Mini	Short	(200)	3/16	(19,295,000)	132,000	107,038
S&P MidCap 400® E-Mini	Long	119	3/16	15,859,130	(60,690)	(22,582)
				$6,627,415	$46,985	$(633,860)
*	The aggregate Notional Amount at Value of long and short positions is $31,045,815 and $(24,418,400), respectively.

Options Written outstanding:

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(713)	United States Natural Gas Fund LP	$(641,700)	4/15/16	$9	$(2,852)
	(713)	Total Options Written (premiums received $41,952)	$(641,700)			$(2,852)

36	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of

Assets and Liabilities	February 29, 2016 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Assets
Affiliated long-term investments, at value (cost $83,192,061, $285,789,864, $103,987,279 and $147,330,205, respectively)	$76,462,107	$281,128,317	$99,206,416	$138,647,150
Non-Affiliated long-term investments, at value (cost $470,981, $1,648,921, $557,787 and $826,055, respectively)	244,412	857,248	290,164	429,226
Non-Affiliated short-term investments, at value (cost $2,170,512, $4,811,233, $1,157,239 and $2,787,047, respectively)	2,170,504	4,811,214	1,157,235	2,787,038
Receivable for:
Dividends	27,694	335,844	169,738	101,330
Interest	80	209	91	128
Investments sold	—	1,200,000	—	—
Reimbursement from Adviser	4,211	—	—	1,791
Shares sold	97,280	1,039,816	386,118	111,628
Variation margin on futures contracts	95,590	179,040	42,500	187,175
Other assets	23,410	34,519	36,666	25,353
Total assets	79,125,288	289,586,207	101,288,928	142,290,819
Liabilities
Options written, at value (premiums received $23,889, $83,787, $28,360 and $41,952, respectively)	1,624	5,696	1,928	2,852
Payable for:
Dividends	—	—	17,140	—
Investments purchased	27,583	335,844	169,738	101,330
Shares redeemed	6,283	671,305	98,334	155,432
Variation margin on future contracts	83,320	187,220	56,660	140,190
Accrued expenses:
Management fees	—	11,311	2,650	—
Directors fees	10	8,030	12,839	14
Professional fees	12,030	18,870	11,228	14,534
Shareholder reporting expenses	15,444	37,328	14,738	25,141
Shareholder servicing agent fees	26,497	74,246	20,207	43,242
12b-1 distribution and service fees	18,490	56,411	27,920	34,239
Other	2,392	19,403	22,393	3,969
Total liabilities	193,673	1,425,664	455,775	520,943
Net assets	$78,931,615	$288,160,543	$100,833,153	$141,769,876
Class A Shares
Net assets	$45,447,391	$144,680,949	$56,084,792	$80,791,275
Shares outstanding	3,521,164	15,441,400	5,231,677	7,491,929
Net asset value (“NAV”) per share	$12.91	$9.37	$10.72	$10.78
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$13.70	$9.94	$11.37	$11.44
Class C Shares
Net assets	$10,356,204	$32,869,815	$20,799,948	$20,594,898
Shares outstanding	834,142	3,568,270	1,952,285	1,959,426
NAV and offering price per share	$12.42	$9.21	$10.65	$10.51
Class R3 Shares
Net assets	$3,801,019	$4,522,386	$785,944	$5,539,381
Shares outstanding	298,120	488,723	73,512	520,561
NAV and offering price per share	$12.75	$9.25	$10.69	$10.64
Class I Shares
Net assets	$19,327,001	$106,087,393	$23,162,469	$34,844,322
Shares outstanding	1,493,930	11,357,169	2,162,365	3,217,045
NAV and offering price per share	$12.94	$9.34	$10.71	$10.83
Net assets consist of:
Capital paid-in	$82,870,532	$286,711,590	$103,922,260	$146,113,529
Undistributed (Over-distribution of) net investment income	651,255	1,302,829	1,390,919	228,807
Accumulated net realized gain (loss)	2,852,173	5,831,380	549,960	5,102,193
Net unrealized appreciation (depreciation)	(7,442,345)	(5,685,256)	(5,029,986)	(9,674,653)
Net assets	$78,931,615	$288,160,543	$100,833,153	$141,769,876
Authorized shares (1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01

(1)	Represent authorized shares for Class A, Class C and Class I. Authorized shares for Class R3 is 20 billion.

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of

Operations	Six Months Ended February 29, 2016 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Investment Income
Dividends from affiliated investments	$1,319,671	$5,170,586	$1,903,898	$2,508,364
Interest from non-affiliated investments	—	118	—	—
Total investment income	1,319,671	5,170,704	1,903,898	2,508,364
Expenses
Management fees	42,279	151,978	51,958	75,276
12b-1 service fees – Class A Shares	60,556	190,199	72,052	106,108
12b-1 distribution and service fees – Class C Shares	55,166	177,171	108,320	108,364
12b-1 distribution and service fees – Class R3 Shares	9,700	12,675	2,273	15,929
Shareholder servicing agent fees	66,454	195,405	49,354	107,156
Custodian fees	5,674	16,569	6,541	9,873
Directors fees	85	71	259	127
Professional fees	15,576	23,289	15,509	18,118
Shareholder reporting expenses	12,256	28,019	11,747	19,511
Federal and state registration fees	25,683	28,650	25,703	28,446
Other	1,743	3,646	1,720	2,202
Total expenses before fee waiver/expense reimbursement	295,172	827,672	345,436	491,110
Fee waiver/expense reimbursement	(63,858)	(67,113)	(32,823)	(72,351)
Net expenses	231,314	760,559	312,613	418,759
Net investment income (loss)	1,088,357	4,410,145	1,591,285	2,089,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	(160,828)	232,747	(155,261)	(10,647)
Non-affiliated investments	(40,596)	(100,609)	(22,176)	(49,951)
Distributions from Underlying Funds	3,764,155	8,730,598	2,121,596	6,217,713
Futures contracts	(749,911)	209,215	(253,451)	(703,414)
Options written	17,940	63,070	21,365	31,558
Total net realized gain (loss)	2,830,760	9,135,021	1,712,073	5,485,259
Change in unrealized appreciation (depreciation) of:
Affiliated investments	(9,058,471)	(24,712,121)	(6,268,646)	(14,899,669)
Non-affiliated investments	(237,096)	(797,212)	(260,536)	(398,905)
Futures contracts	202,348	(94,541)	164,003	168,174
Options written	22,037	77,301	26,166	38,703
Total change in net unrealized appreciation (depreciation)	(9,071,182)	(25,526,573)	(6,339,013)	(15,091,697)
Net realized and unrealized gain (loss)	(6,240,422)	(16,391,552)	(4,626,940)	(9,606,438)
Net increase (decrease) in net assets from operations	$(5,152,065)	$(11,981,407)	$(3,035,655)	$(7,516,833)

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of

Changes in Net Assets	(Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Balanced Allocation
	Six Months Ended 2/29/16	Year Ended 8/31/15	Six Months Ended 2/29/16	Year Ended 8/31/15
Operations
Net investment income (loss)	$1,088,357	$3,102,480	$4,410,145	$11,541,733
Total net realized gain (loss)	2,830,760	2,989,869	9,135,021	17,669,069
Total change in net unrealized appreciation (depreciation)	(9,071,182)	(10,298,998)	(25,526,573)	(37,657,779)
Net increase (decrease) in net assets from operations	(5,152,065)	(4,206,649)	(11,981,407)	(8,446,977)
Distributions to Shareholders
From net investment income:
Class A Shares	(510,068)	(1,764,790)	(2,426,961)	(7,585,467)
Class C Shares	(27,363)	(315,945)	(424,586)	(1,304,077)
Class R3 Shares	(30,975)	(133,274)	(75,164)	(235,281)
Class I Shares	(281,517)	(885,712)	(1,920,862)	(5,149,500)
From accumulated net realized gains:
Class A Shares	(1,113,925)	(4,338,279)	(6,310,221)	(15,929,621)
Class C Shares	(265,910)	(1,069,057)	(1,493,065)	(3,361,722)
Class R3 Shares	(91,034)	(355,553)	(211,954)	(518,642)
Class I Shares	(489,651)	(2,068,648)	(4,618,649)	(9,912,651)
Decrease in net assets from distributions to shareholders	(2,810,443)	(10,931,258)	(17,481,462)	(43,996,961)
Fund Share Transactions
Proceeds from sale of shares	3,542,105	10,938,279	13,370,861	46,181,387
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,563,450	9,847,892	16,519,863	41,209,648
	6,105,555	20,786,171	29,890,724	87,391,035
Cost of shares redeemed	(7,356,413)	(23,614,796)	(29,626,545)	(103,572,570)
Net increase (decrease) in net assets from Fund share transactions	(1,250,858)	(2,828,625)	264,179	(16,181,535)
Net increase (decrease) in net assets	(9,213,366)	(17,966,532)	(29,198,690)	(68,625,473)
Net assets at the beginning of period	88,144,981	106,111,513	317,359,233	385,984,706
Net assets at the end of period	$78,931,615	$88,144,981	$288,160,543	$317,359,233
Undistributed (Over-distribution of) net investment income at the end of period	$651,255	$412,821	$1,302,829	$1,740,257

See accompanying notes to financial statements.

40	Nuveen Investments

	Strategy Conservative Allocation		Strategy Growth Allocation
	Six Months Ended 2/29/16	Year Ended 8/31/15	Six Months Ended 2/29/16	Year Ended 8/31/15
Operations
Net investment income (loss)	$1,591,285	$3,910,194	$2,089,605	$5,630,761
Total net realized gain (loss)	1,712,073	1,433,408	5,485,259	5,891,768
Total change in net unrealized appreciation (depreciation)	(6,339,013)	(8,300,302)	(15,091,697)	(17,051,579)
Net increase (decrease) in net assets from operations	(3,035,655)	(2,956,700)	(7,516,833)	(5,529,050)
Distributions to Shareholders
From net investment income:
Class A Shares	(1,329,836)	(1,728,352)	(1,548,603)	(3,118,795)
Class C Shares	(414,884)	(424,463)	(219,584)	(630,534)
Class R3 Shares	(19,055)	(33,338)	(91,907)	(242,801)
Class I Shares	(574,070)	(781,260)	(784,278)	(1,663,836)
From accumulated net realized gains:
Class A Shares	(472,993)	(2,480,706)	(2,289,378)	(5,392,556)
Class C Shares	(177,229)	(878,112)	(600,649)	(1,465,718)
Class R3 Shares	(7,125)	(56,573)	(171,832)	(459,609)
Class I Shares	(193,435)	(1,035,619)	(1,016,585)	(2,694,615)
Decrease in net assets from distributions to shareholders	(3,188,627)	(7,418,423)	(6,722,816)	(15,668,464)
Fund Share Transactions
Proceeds from sale of shares	6,129,220	17,051,709	5,371,052	17,445,331
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,847,819	6,151,166	6,444,929	14,603,420
	8,977,039	23,202,875	11,815,981	32,048,751
Cost of shares redeemed	(9,572,279)	(36,299,341)	(12,469,313)	(37,215,301)
Net increase (decrease) in net assets from Fund share transactions	(595,240)	(13,096,466)	(653,332)	(5,166,550)
Net increase (decrease) in net assets	(6,819,522)	(23,471,589)	(14,892,981)	(26,364,064)
Net assets at the beginning of period	107,652,675	131,124,264	156,662,857	183,026,921
Net assets at the end of period	$100,833,153	$107,652,675	$141,769,876	$156,662,857
Undistributed (Over-distribution of) net investment income at the end of period	$1,390,919	$2,137,479	$228,807	$783,574

See accompanying notes to financial statements.

Nuveen Investments	41

Financial

Highlights (Unaudited)

Strategy Aggressive Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2016(f)	$14.20	$0.18	$(1.01)	$(0.83)	$(0.14)	$(0.32)	$(0.46)	$12.91
2015	16.67	0.49	(1.19)	(0.70)	(0.48)	(1.29)	(1.77)	14.20
2014	14.48	0.38	2.45	2.83	(0.47)	(0.17)	(0.64)	16.67
2013	12.96	0.28	1.53	1.81	(0.29)	—	(0.29)	14.48
2012	12.10	0.15	0.79	0.94	(0.08)	—	(0.08)	12.96
2011	10.56	0.09	1.64	1.73	(0.19)	—	(0.19)	12.10
Class C (9/01)
2016(f)	13.61	0.12	(0.96)	(0.84)	(0.03)	(0.32)	(0.35)	12.42
2015	16.04	0.37	(1.16)	(0.79)	(0.35)	(1.29)	(1.64)	13.61
2014	13.94	0.27	2.35	2.62	(0.35)	(0.17)	(0.52)	16.04
2013	12.48	0.16	1.48	1.64	(0.18)	—	(0.18)	13.94
2012	11.66	0.06	0.76	0.82	—	—	—	12.48
2011	10.19	(0.01)	1.60	1.59	(0.12)	—	(0.12)	11.66
Class R3 (10/96)
2016(f)	14.01	0.16	(0.99)	(0.83)	(0.11)	(0.32)	(0.43)	12.75
2015	16.47	0.45	(1.18)	(0.73)	(0.44)	(1.29)	(1.73)	14.01
2014	14.31	0.33	2.43	2.76	(0.43)	(0.17)	(0.60)	16.47
2013	12.81	0.23	1.52	1.75	(0.25)	—	(0.25)	14.31
2012	11.96	0.11	0.79	0.90	(0.05)	—	(0.05)	12.81
2011	10.44	0.06	1.64	1.70	(0.18)	—	(0.18)	11.96
Class I (9/01)
2016(f)	14.25	0.20	(1.01)	(0.81)	(0.18)	(0.32)	(0.50)	12.94
2015	16.73	0.54	(1.21)	(0.67)	(0.52)	(1.29)	(1.81)	14.25
2014	14.53	0.44	2.44	2.88	(0.51)	(0.17)	(0.68)	16.73
2013	13.00	0.31	1.54	1.85	(0.32)	—	(0.32)	14.53
2012	12.14	0.18	0.80	0.98	(0.12)	—	(0.12)	13.00
2011	10.59	0.10	1.67	1.77	(0.22)	—	(0.22)	12.14

42	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

(6.01)%	$45,447	0.65	%*	2.46	%*	0.50	%*	2.61	%*	9%
(4.20)	50,354	0.66		3.02		0.50		3.18		20
19.92	60,400	0.65		2.24		0.47		2.43		42
14.18	51,794	0.63		1.76		0.40		1.99		12
7.87	49,150	0.71		0.91		0.40		1.22		30
16.38	51,004	0.65		0.45		0.40		0.70		43

(6.30)	10,356	1.40	*	1.72	*	1.25	*	1.87	*	9
(4.98)	11,377	1.41		2.34		1.25		2.50		20
19.08	13,432	1.40		1.55		1.22		1.74		42
13.32	12,264	1.38		0.99		1.15		1.22		12
7.03	11,592	1.46		0.17		1.15		0.48		30
15.55	12,249	1.40		(0.31)		1.15		(0.06)		43

(6.13)	3,801	0.90	*	2.24	*	0.75	*	2.40	*	9
(4.47)	3,926	0.91		2.86		0.75		3.01		20
19.63	4,495	0.90		1.93		0.72		2.12		42
13.88	3,728	0.88		1.47		0.65		1.70		12
7.58	4,600	0.96		0.62		0.65		0.93		30
16.21	4,294	0.91		0.19		0.65		0.45		43

(5.89)	19,327	0.40	*	2.73	*	0.25	*	2.88	*	9
(3.98)	22,489	0.41		3.38		0.25		3.53		20
20.21	27,785	0.40		2.61		0.22		2.79		42
14.50	29,433	0.38		2.00		0.15		2.23		12
8.13	29,339	0.46		1.16		0.15		1.47		30
16.68	30,717	0.39		0.55		0.15		0.79		43

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 29, 2016.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Strategy Balanced Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2016(f)	$10.34	$0.14	$(0.53)	$(0.39)	$(0.16)	$(0.42)	$(0.58)	$9.37
2015	12.07	0.37	(0.67)	(0.30)	(0.44)	(0.99)	(1.43)	10.34
2014	11.10	0.30	1.48	1.78	(0.31)	(0.50)	(0.81)	12.07
2013	10.72	0.26	0.61	0.87	(0.24)	(0.25)	(0.49)	11.10
2012	10.04	0.20	0.62	0.82	(0.14)	—	(0.14)	10.72
2011	9.04	0.17	0.95	1.12	(0.12)	—	(0.12)	10.04
Class C (9/01)
2016(f)	10.17	0.10	(0.52)	(0.42)	(0.12)	(0.42)	(0.54)	9.21
2015	11.89	0.27	(0.65)	(0.38)	(0.35)	(0.99)	(1.34)	10.17
2014	10.94	0.21	1.46	1.67	(0.22)	(0.50)	(0.72)	11.89
2013	10.57	0.17	0.61	0.78	(0.16)	(0.25)	(0.41)	10.94
2012	9.90	0.12	0.62	0.74	(0.07)	—	(0.07)	10.57
2011	8.91	0.09	0.94	1.03	(0.04)	—	(0.04)	9.90
Class R3 (10/96)
2016(f)	10.21	0.13	(0.53)	(0.40)	(0.14)	(0.42)	(0.56)	9.25
2015	11.94	0.33	(0.66)	(0.33)	(0.41)	(0.99)	(1.40)	10.21
2014	10.99	0.27	1.46	1.73	(0.28)	(0.50)	(0.78)	11.94
2013	10.61	0.22	0.62	0.84	(0.21)	(0.25)	(0.46)	10.99
2012	9.94	0.17	0.62	0.79	(0.12)	—	(0.12)	10.61
2011	8.95	0.14	0.94	1.08	(0.09)	—	(0.09)	9.94
Class I (9/01)
2016(f)	10.31	0.16	(0.54)	(0.38)	(0.17)	(0.42)	(0.59)	9.34
2015	12.04	0.38	(0.65)	(0.27)	(0.47)	(0.99)	(1.46)	10.31
2014	11.07	0.33	1.48	1.81	(0.34)	(0.50)	(0.84)	12.04
2013	10.69	0.28	0.62	0.90	(0.27)	(0.25)	(0.52)	11.07
2012	10.02	0.23	0.61	0.84	(0.17)	—	(0.17)	10.69
2011	9.02	0.19	0.95	1.14	(0.14)	—	(0.14)	10.02

44	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

(3.89)%	$144,681	0.54	%*	2.86	%*	0.50	%*	2.90	%*	8%
(2.54)	157,215	0.54		3.35		0.50		3.39		21
16.70	204,710	0.54		2.51		0.47		2.59		28
8.36	183,459	0.53		2.19		0.40		2.32		11
8.31	184,856	0.56		1.81		0.40		1.97		38
12.32	161,839	0.53		1.56		0.40		1.69		34

(4.35)	32,870	1.29	*	2.10	%*	1.25	*	2.15	*	8
(3.20)	37,514	1.29		2.47		1.25		2.50		21
15.85	41,296	1.29		1.76		1.22		1.84		28
7.54	34,447	1.28		1.41		1.15		1.54		11
7.49	33,069	1.31		1.00		1.15		1.15		38
11.57	22,493	1.29		0.79		1.15		0.93		34

(4.08)	4,522	0.79	*	2.62	*	0.75	*	2.66	*	8
(2.77)	5,497	0.79		2.97		0.75		3.01		21
16.36	7,159	0.79		2.23		0.72		2.30		28
8.16	6,225	0.78		1.90		0.65		2.04		11
8.01	5,545	0.81		1.56		0.65		1.72		38
12.06	4,253	0.79		1.25		0.65		1.39		34

(3.87)	106,087	0.29	*	3.10	*	0.25	*	3.15	*	8
(2.22)	117,133	0.29		3.41		0.25		3.45		21
17.03	132,820	0.29		2.78		0.22		2.86		28
8.65	123,583	0.28		2.45		0.15		2.58		11
8.50	133,597	0.31		2.09		0.15		2.25		38
12.63	133,723	0.27		1.75		0.15		1.88		34

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 29, 2016.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Financial Highlights (Unaudited) (continued)

Strategy Conservative Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2016(f)	$11.39	$0.18	$(0.50)	$(0.32)	$(0.26)	$(0.09)	$(0.35)	$10.72
2015	12.43	0.40	(0.71)	(0.31)	(0.30)	(0.43)	(0.73)	11.39
2014	11.46	0.33	1.01	1.34	(0.30)	(0.07)	(0.37)	12.43
2013	11.44	0.29	0.11	0.40	(0.27)	(0.11)	(0.38)	11.46
2012	10.89	0.29	0.53	0.82	(0.27)	—	(0.27)	11.44
2011	10.27	0.28	0.58	0.86	(0.24)	—	(0.24)	10.89
Class C (9/01)
2016(f)	11.32	0.13	(0.50)	(0.37)	(0.21)	(0.09)	(0.30)	10.65
2015	12.35	0.30	(0.69)	(0.39)	(0.21)	(0.43)	(0.64)	11.32
2014	11.39	0.23	1.01	1.24	(0.21)	(0.07)	(0.28)	12.35
2013	11.37	0.21	0.10	0.31	(0.18)	(0.11)	(0.29)	11.39
2012	10.83	0.20	0.53	0.73	(0.19)	—	(0.19)	11.37
2011	10.21	0.20	0.58	0.78	(0.16)	—	(0.16)	10.83
Class R3 (10/96)
2016(f)	11.36	0.16	(0.50)	(0.34)	(0.24)	(0.09)	(0.33)	10.69
2015	12.40	0.38	(0.72)	(0.34)	(0.27)	(0.43)	(0.70)	11.36
2014	11.43	0.30	1.01	1.31	(0.27)	(0.07)	(0.34)	12.40
2013	11.41	0.27	0.10	0.37	(0.24)	(0.11)	(0.35)	11.43
2012	10.87	0.27	0.52	0.79	(0.25)	—	(0.25)	11.41
2011	10.25	0.25	0.59	0.84	(0.22)	—	(0.22)	10.87
Class I (9/01)
2016(f)	11.38	0.19	(0.50)	(0.31)	(0.27)	(0.09)	(0.36)	10.71
2015	12.43	0.43	(0.71)	(0.28)	(0.34)	(0.43)	(0.77)	11.38
2014	11.45	0.35	1.03	1.38	(0.33)	(0.07)	(0.40)	12.43
2013	11.44	0.32	0.10	0.42	(0.30)	(0.11)	(0.41)	11.45
2012	10.89	0.33	0.52	0.85	(0.30)	—	(0.30)	11.44
2011	10.26	0.30	0.60	0.90	(0.27)	—	(0.27)	10.89

46	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

(2.89)%	$56,085	0.56	%*	3.10	%*	0.50	%*	3.17	%*	5%
(2.45)	59,298	0.55		3.31		0.50		3.36		20
11.86	77,765	0.57		2.61		0.47		2.71		20
3.44	80,009	0.55		2.37		0.40		2.52		18
7.64	79,076	0.59		2.38		0.40		2.57		44
8.39	44,341	0.62		2.35		0.40		2.57		34

(3.21)	20,800	1.31	*	2.34	*	1.25	*	2.41	*	5
(3.28)	22,521	1.30		2.52		1.25		2.57		20
11.00	25,195	1.32		1.82		1.22		1.92		20
2.69	23,947	1.30		1.66		1.15		1.80		18
6.78	24,381	1.34		1.63		1.15		1.82		44
7.66	13,757	1.37		1.60		1.15		1.83		34

(2.94)	786	0.81	*	2.78	*	0.75	*	2.84	*	5
(2.82)	1,048	0.80		3.14		0.75		3.19		20
11.61	1,640	0.81		2.38		0.72		2.48		20
3.21	1,928	0.80		2.18		0.65		2.33		18
7.33	2,156	0.84		2.26		0.65		2.45		44
8.17	2,394	0.87		2.10		0.65		2.32		34

(2.70)	23,162	0.31	*	3.35	*	0.25	*	3.41	*	5
(2.36)	24,785	0.30		3.60		0.25		3.65		20
12.23	26,525	0.32		2.83		0.22		2.93		20
3.61	26,669	0.30		2.62		0.15		2.76		18
7.94	28,992	0.34		2.78		0.15		2.97		44
8.78	24,435	0.37		2.54		0.15		2.76		34

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 29, 2016.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	47

Financial Highlights (Unaudited) (continued)

Strategy Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2016(f)	$11.87	$0.16	$(0.72)	$(0.56)	$(0.21)	$(0.32)	$(0.53)	$10.78
2015	13.47	0.41	(0.85)	(0.44)	(0.41)	(0.75)	(1.16)	11.87
2014	12.10	0.33	1.86	2.19	(0.37)	(0.45)	(0.82)	13.47
2013	11.55	0.26	0.97	1.23	(0.30)	(0.38)	(0.68)	12.10
2012	10.93	0.18	0.68	0.86	(0.16)	(0.08)	(0.24)	11.55
2011	9.76	0.14	1.28	1.42	(0.25)	—	(0.25)	10.93
Class C (9/01)
2016(f)	11.53	0.12	(0.71)	(0.59)	(0.11)	(0.32)	(0.43)	10.51
2015	13.11	0.31	(0.83)	(0.52)	(0.31)	(0.75)	(1.06)	11.53
2014	11.79	0.23	1.81	2.04	(0.27)	(0.45)	(0.72)	13.11
2013	11.26	0.17	0.95	1.12	(0.21)	(0.38)	(0.59)	11.79
2012	10.66	0.09	0.67	0.76	(0.08)	(0.08)	(0.16)	11.26
2011	9.52	0.05	1.26	1.31	(0.17)	—	(0.17)	10.66
Class R3 (10/96)
2016(f)	11.70	0.14	(0.71)	(0.57)	(0.17)	(0.32)	(0.49)	10.64
2015	13.29	0.38	(0.85)	(0.47)	(0.37)	(0.75)	(1.12)	11.70
2014	11.95	0.29	1.84	2.13	(0.34)	(0.45)	(0.79)	13.29
2013	11.41	0.24	0.95	1.19	(0.27)	(0.38)	(0.65)	11.95
2012	10.79	0.15	0.68	0.83	(0.13)	(0.08)	(0.21)	11.41
2011	9.64	0.11	1.27	1.38	(0.23)	—	(0.23)	10.79
Class I (9/01)
2016(f)	11.93	0.18	(0.72)	(0.54)	(0.24)	(0.32)	(0.56)	10.83
2015	13.54	0.47	(0.88)	(0.41)	(0.45)	(0.75)	(1.20)	11.93
2014	12.16	0.37	1.86	2.23	(0.40)	(0.45)	(0.85)	13.54
2013	11.61	0.29	0.97	1.26	(0.33)	(0.38)	(0.71)	12.16
2012	10.98	0.21	0.69	0.90	(0.19)	(0.08)	(0.27)	11.61
2011	9.80	0.15	1.30	1.45	(0.27)	—	(0.27)	10.98

48	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

(4.92)%	$80,791	0.60	%*	2.74	%*	0.50	%*	2.84	%*	7%
(3.31)	88,018	0.59		3.17		0.50		3.27		21
18.73	101,906	0.59		2.41		0.47		2.53		31
11.20	85,187	0.59		2.02		0.40		2.20		15
8.10	81,174	0.66		1.35		0.40		1.61		32
14.46	82,189	0.61		1.01		0.40		1.22		45

(5.32)	20,595	1.35	*	1.97	*	1.25	*	2.07	*	7
(3.99)	22,444	1.35		2.47		1.25		2.57		21
17.87	25,405	1.34		1.70		1.22		1.82		31
10.40	21,491	1.34		1.27		1.15		1.45		15
7.24	19,948	1.41		0.59		1.15		0.86		32
13.77	19,356	1.36		0.25		1.15		0.47		45

(5.08)	5,539	0.85	*	2.36	*	0.75	*	2.46	*	7
(3.49)	6,794	0.84		2.94		0.75		3.04		21
18.39	7,935	0.84		2.15		0.72		2.27		31
10.93	6,074	0.84		1.83		0.65		2.01		15
7.91	6,902	0.91		1.08		0.65		1.34		32
14.24	6,728	0.87		0.74		0.65		0.96		45

(4.80)	34,844	0.35	*	3.00	*	0.25	*	3.09	*	7
(3.02)	39,407	0.34		3.58		0.25		3.68		21
19.02	47,781	0.34		2.70		0.22		2.83		31
11.43	40,472	0.33		2.25		0.15		2.43		15
8.45	42,238	0.41		1.61		0.15		1.87		32
14.76	41,877	0.35		1.13		0.15		1.33		45

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 29, 2016.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	49

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”), Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”) and Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the state of Minnesota on June 19, 1996.

The end of the reporting period for the Funds is February 29, 2016, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2016 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Balanced Allocation’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation’s investment objective is to seek a high level of current income consistent with limited risk to capital. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income.

Each Fund is a “fund of funds,” which invests primarily in a variety of other mutual funds that are also advised by NAM (the “Underlying Funds”). Strategy Aggressive Growth Allocation and Strategy Growth Allocation seek to achieve their objectives by providing high allocations to various Underlying Funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on Underlying Funds that invest primarily in fixed income securities. Strategy Balanced Allocation seeks to achieve its objective by generally providing significant allocations both to Underlying Funds that invest primarily in equity securities and to Underlying Funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. Strategy Conservative Allocation seeks to achieve its objective by providing a high allocation to Underlying Funds that invest primarily in fixed income securities, but also has a limited exposure to Underlying Funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. Each Fund may invest in an Underlying Fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. Each Fund may also invest in Underlying Funds that provide investment exposure to the performance of commodities. Strategy Aggressive Growth Allocation, Strategy Balanced Allocation, Strategy Conservative Allocation and Strategy Growth Allocation may each invest up to 10%, 5%, 5% and 10%, respectively, of its total assets in Underlying Funds and other securities that provide commodity exposure. In addition to investing in the Underlying Funds, each Fund may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

Each Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. Each Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or its Underlying Fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. Each Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Each Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

50	Nuveen Investments

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gain distributions from the Underlying Funds are recognized as a component of “Distributions from Underlying Funds” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months (twelve months prior to November 1, 2015) of purchase. Such CDSC will be equal to 1.00% for any shares purchase on or after November 1, 2015 if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and 0.25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The Underlying Funds in which the Funds invest are valued at their respective NAVs on valuation date. Securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded. These securities are generally classified as Level 1.

Prices of fixed-income securities are provided by an independent pricing service approved by the Funds’ Board of Directors (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

The value of exchange-traded options are based on the mean of the closing bid and ask prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price. Exchange-traded options and futures contracts are generally classified as Level 1. Options traded in the over-the-counter market are valued using an evaluated mean price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

52	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Absolute Return Funds	$5,626,554	$—	$—	$5,626,554
Commodity Funds	3,308,374	—	—	3,308,374
Equity Funds	61,441,961	—	—	61,441,961
Fixed Income Funds	6,329,630	—	—	6,329,630
Short-Term Investments:
Money Market Funds	771,123	—	—	771,123
U.S. Government and Agency Obligations	—	1,399,381	—	1,399,381
Investments in Derivatives:
Futures Contracts**	(508,079)	—	—	(508,079)
Options Written	(1,624)	—	—	(1,624)
Total	$76,967,939	$1,399,381	$—	$78,367,320

Strategy Balanced Allocation
Long-Term Investments*:
Absolute Return Funds	$27,052,005	$—	$—	$27,052,005
Commodity Funds	8,643,283	—	—	8,643,283
Equity Funds	147,426,192	—	—	147,426,192
Fixed Income Funds	98,864,085	—	—	98,864,085
Short-Term Investments:
Money Market Funds	1,312,761	—	—	1,312,761
U.S. Government and Agency Obligations	—	3,498,453	—	3,498,453
Investments in Derivatives:
Futures Contracts**	(310,108)	—	—	(310,108)
Options Written	(5,696)	—	—	(5,696)
Total	$282,982,522	$3,498,453	$—	$286,480,975

Strategy Conservative Allocation
Long-Term Investments*:
Absolute Return Funds	$10,264,532	$—	$—	$10,264,532
Commodity Funds	1,900,827	—	—	1,900,827
Equity Funds	30,019,555	—	—	30,019,555
Fixed Income Funds	57,311,666	—	—	57,311,666
Short-Term Investments:
Money Market Funds	532,512	—	—	532,512
U.S. Government and Agency Obligations	—	624,723	—	624,723
Investments in Derivatives:
Futures Contracts**	(7,928)	—	—	(7,928)
Options Written	(1,928)	—	—	(1,928)
Total	$100,019,236	$624,723	$—	$100,643,959

Strategy Growth Allocation
Long-Term Investments*:
Absolute Return Funds	$11,725,096	$—	$—	$11,725,096
Commodity Funds	4,292,118	—	—	4,292,118
Equity Funds	97,473,234	—	—	97,473,234
Fixed Income Funds	25,585,928	—	—	25,585,928
Short-Term Investments:
Money Market Funds	987,833	—	—	987,833
U.S. Government and Agency Obligations	—	1,799,205	—	1,799,205
Investments in Derivatives:
Futures Contracts**	(633,860)	—	—	(633,860)
Options Written	(2,852)	—	—	(2,852)
Total	$139,427,497	$1,799,205	$—	$141,226,702
*	Refer to the Fund’s Portfolio of Investments for further information on the Underlying Funds in which the Fund invests.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, each Fund tactically used additional equity and currency futures to adjust its allocation to equity investments and currency exposures.

54	Nuveen Investments

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Average notional amount of futures contracts outstanding*	$30,140,721	$73,584,199	$21,727,957	$52,351,448
*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Aggressive Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$165,314	—	—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(76,987)	Payable for variation margin on futures contracts*	$(596,406)
Total			$88,327		$(596,406)

Strategy Balanced Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$1,097,280	—	—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(61,199)	Payable for variation margin on futures contracts*	$(1,346,189)
Total			$1,036,081		$(1,346,189)

Strategy Conservative Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$611,017	—	—
Equity	Futures contracts	—	—	Payable for variation margin on futures contracts*	$(618,945)
Total			$611,017		$(618,945)

Strategy Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$408,965	—	—
Equity	Futures contracts	Receivable for variation margin on futures contracts*	(116,170)	Payable for variation margin on futures contracts*	$(926,655)
Total			$292,795		$(926,655)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the asset and/or liability derivative location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (depreciation) of Futures Contracts
Strategy Aggressive Growth Allocation
	Equity	Futures contracts	$(836,675)	$208,721
	Foreign currency exchange rate	Futures contracts	86,764	(6,373)
Total			$(749,911)	$202,348

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (depreciation) of Futures Contracts
Strategy Balanced Allocation
	Equity	Futures contracts	$(91,728)	$(72,386)
	Foreign currency exchange rate	Futures contracts	300,943	(22,155)
Total			$209,215	$(94,541)
Strategy Conservative Allocation
	Equity	Futures contracts	$(356,691)	$171,590
	Foreign currency exchange rate	Futures contracts	103,240	(7,587)
Total			$(253,451)	$164,003
Strategy Growth Allocation
	Equity	Futures contracts	$(856,079)	$179,403
	Foreign currency exchange rate	Futures contracts	152,665	(11,229)
Total			$(703,414)	$168,174

Options Transactions

The purchase of options involves the risk of loss of all or a part of the cash paid for the options (the premium). The market risk associated with purchasing options is limited to the premium paid. The counterparty credit risk of purchasing options, however, needs also to take into account the current value of the option, as this is the performance expected from the counterparty. When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as a component of “Options purchased, at value” on the Statement of Assets and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or a Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options purchased and/or written” on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options purchased and/or written” on the Statement of Operations. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, each Fund used equity call options to generate return and manage the Funds. These call options were purchased as part of a covered call strategy to take advantage of high implied market volatility.

The average notional amount of outstanding options written during the current fiscal period was as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Average notional amount of outstanding options written*	$204,867	$715,133	$241,667	$358,567
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all options held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Aggressive Growth Allocation

Commodity	Options	—	$—	Options written, at value	$(1,624)

Strategy Balanced Allocation

Commodity	Options	—	$—	Options written, at value	$(5,696)

Strategy Conservative Allocation

Commodity	Options	—	$—	Options written, at value	$(1,928)

Strategy Growth Allocation

Commodity	Options	—	$—	Options written, at value	$(2,852)

56	Nuveen Investments

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on options written on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Options Written	Change in Net Unrealized Appreciation (Depreciation) of Options Written
Strategy Aggressive Growth Allocation	Commodity	Options	$17,940	$22,037
Strategy Balanced Allocation	Commodity	Options	63,070	77,301
Strategy Conservative Allocation	Commodity	Options	21,365	26,166
Strategy Growth Allocation	Commodity	Options	31,558	38,703

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 2/29/16		Year Ended 8/31/15
Strategy Aggressive Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	119,036	$1,631,250	298,593	$4,525,294
Class C	37,917	504,506	62,672	910,914
Class R3	28,199	381,554	74,732	1,142,905
Class I	74,187	1,024,795	284,116	4,359,166
Shares issued to shareholders due to reinvestment of distributions:
Class A	116,735	1,612,340	416,972	6,059,869
Class C	21,556	284,451	96,183	1,338,178
Class R3	8,463	115,234	32,497	465,769
Class I	39,774	551,425	136,045	1,984,076
	445,867	6,105,555	1,401,810	20,786,171
Shares redeemed:
Class A	(261,418)	(3,568,063)	(791,644)	(12,057,187)
Class C	(61,060)	(802,272)	(160,651)	(2,322,024)
Class R3	(18,772)	(253,403)	(99,937)	(1,505,774)
Class I	(198,447)	(2,732,675)	(502,714)	(7,729,811)
	(539,697)	(7,356,413)	(1,554,946)	(23,614,796)
Net increase (decrease)	(93,830)	$(1,250,858)	(153,136)	$(2,828,625)

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 2/29/16		Year Ended 8/31/15
Strategy Balanced Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	503,805	$5,062,347	1,050,256	$11,626,157
Class C	202,847	1,977,428	592,377	6,369,233
Class R3	51,181	501,933	134,441	1,463,365
Class I	599,334	5,829,153	2,470,789	26,722,632
Shares issued to shareholders due to reinvestment of distributions:
Class A	850,612	8,355,983	2,137,230	22,682,355
Class C	177,608	1,713,773	392,523	4,090,451
Class R3	29,453	285,796	71,899	753,771
Class I	629,253	6,164,311	1,292,015	13,683,071
	3,044,093	29,890,724	8,141,530	87,391,035
Shares redeemed:
Class A	(1,123,489)	(11,208,864)	(4,939,858)	(54,168,298)
Class C	(501,949)	(4,901,540)	(769,131)	(8,301,211)
Class R3	(130,168)	(1,263,702)	(267,860)	(2,968,926)
Class I	(1,236,735)	(12,252,439)	(3,431,600)	(38,134,135)
	(2,992,341)	(29,626,545)	(9,408,449)	(103,572,570)
Net increase (decrease)	51,752	$264,179	(1,266,919)	$(16,181,535)

	Six Months Ended 2/29/16		Year Ended 8/31/15
Strategy Conservative Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	221,324	$2,466,991	396,995	$4,703,759
Class C	97,212	1,070,499	240,896	2,842,486
Class R3	2,644	29,386	18,976	225,082
Class I	231,224	2,562,344	775,356	9,280,382
Shares issued to shareholders due to reinvestment of distributions:
Class A	149,813	1,657,852	313,401	3,663,014
Class C	49,295	541,848	102,632	1,189,060
Class R3	2,371	26,181	7,717	89,911
Class I	56,244	621,938	103,467	1,209,181
	810,127	8,977,039	1,959,440	23,202,875
Shares redeemed:
Class A	(347,325)	(3,876,845)	(1,756,867)	(20,994,917)
Class C	(184,512)	(2,029,495)	(393,098)	(4,639,895)
Class R3	(23,780)	(265,557)	(66,658)	(785,595)
Class I	(303,895)	(3,400,382)	(834,678)	(9,878,934)
	(859,512)	(9,572,279)	(3,051,301)	(36,299,341)
Net increase (decrease)	(49,385)	$(595,240)	(1,091,861)	$(13,096,466)

58	Nuveen Investments

	Six Months Ended 2/29/16		Year Ended 8/31/15
Strategy Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	218,033	$2,504,125	567,634	$7,154,416
Class C	90,054	999,250	230,138	2,815,897
Class R3	28,053	318,577	180,016	2,237,508
Class I	134,811	1,549,100	407,536	5,237,510
Shares issued to shareholders due to reinvestment of distributions:
Class A	332,335	3,815,136	695,834	8,438,594
Class C	71,948	802,076	172,897	2,035,490
Class R3	23,313	263,739	58,743	702,410
Class I	135,581	1,563,978	280,983	3,426,926
	1,034,128	11,815,981	2,593,781	32,048,751
Shares redeemed:
Class A	(476,612)	(5,468,485)	(1,409,323)	(17,915,787)
Class C	(149,738)	(1,683,634)	(393,998)	(4,797,028)
Class R3	(111,642)	(1,267,806)	(254,918)	(3,112,899)
Class I	(355,923)	(4,049,388)	(913,596)	(11,389,587)
	(1,093,915)	(12,469,313)	(2,971,835)	(37,215,301)
Net increase (decrease)	(59,787)	$(653,332)	(378,054)	$(5,166,550)

5. Investment Transactions

Long-term purchases and sales (excluding derivative transactions) during the current fiscal period were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Purchases:
Affiliated investments	$14,355,931	$34,121,533	$8,963,252	$23,133,853
Non-affiliated investments	223,609	791,457	268,723	395,238
Sales:
Affiliated investments	5,324,794	20,783,179	4,065,055	8,385,529
Non-affiliated investments	1,671,046	4,167,840	937,050	2,056,094

Transactions in options written during the current fiscal period were as follows:

	Strategy Aggressive Growth Allocation		Strategy Balanced Allocation
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	178	$1,207	617	$4,184
Options written	990	40,622	3,465	142,673
Options expired	(762)	(17,940)	(2,658)	(63,070)
Options outstanding, end of period	406	$23,889	1,424	$83,787

	Strategy Conservative Allocation		Strategy Growth Allocation
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	208	$1,410	310	$2,102
Options written	1,172	48,315	1,736	71,408
Options expired	(898)	(21,365)	(1,333)	(31,558)
Options outstanding, end of period	482	$28,360	713	$41,952

Nuveen Investments	59

Notes to Financial Statements (Unaudited) (continued)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 29, 2016, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Cost of investments	$86,221,091	$295,083,657	$105,984,520	$151,765,143
Gross unrealized:
Appreciation	$2,870,875	$17,202,946	$2,062,832	$5,192,969
Depreciation	(10,214,943)	(25,489,824)	(7,393,537)	(15,094,698)
Net unrealized appreciation (depreciation) of investments	$(7,344,068)	$(8,286,878)	$(5,330,705)	$(9,901,729)

Permanent differences, primarily due to federal taxes paid, investments in underlying funds, distribution reallocations and investments in partnerships, resulted in reclassifications among the Funds’ components of net assets as of August 31, 2015, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Capital paid-in	$18	$(6,713)	$(413)	$(4,989)
Undistributed (Over-distribution of) net investment income	(14,117)	13,311	(764)	(14,830)
Accumulated net realized gain (loss)	14,099	(6,598)	1,177	19,819

The tax components of undistributed net ordinary income and net long-term capital gains as of August 31, 2015, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Undistributed net ordinary income[1]	$422,040	$2,500,398	$2,170,826	$792,898
Undistributed net long-term capital gains	1,659,044	11,197,911	848,211	3,715,180
[1]	Undistributed net ordinary income (on a tax basis) for Strategy Conservative Allocation has not been reduced for the dividend declared on August 28, 2015 and paid on September 1, 2015. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2015, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Distributions from net ordinary income[2]	$3,859,970	$17,241,161	$2,983,675	$6,819,932
Distributions from net long-term capital gains	7,071,288	26,755,800	4,451,106	8,848,532
[2]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

60	Nuveen Investments

As of August 31, 2015, the Funds’ last tax year end, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

Strategy Conservative Allocation[3]
Expiration:
August 31, 2017	$1,049,257
Not subject to expiration	—
Total	$1,049,257
[3]	A portion of Strategy Conservative Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended August 31, 2015, Strategy Conservative Allocation utilized $577,011 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates

The annual management fee, payable monthly, for each Fund, is 0.10% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. NAM is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser has agreed to waive fees and/or reimburse other Fund expenses through December 31, 2016, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Fund shares.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Sales charges collected	$40,461	$83,091	$39,757	$53,642
Paid to financial intermediaries	35,221	74,763	35,219	46,836

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Commission advances	$4,199	$27,339	$6,833	$8,778

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on C Shares during the first year following a purchase were retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
12b-1 fees retained	$—	$7,012	$4,560	$3,604

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
CDSC retained	$55	$2,084	$648	$918

Nuveen Investments	61

Notes to Financial Statements (Unaudited) (continued)

8. Borrowing Arrangements

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.53 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2016 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

62	Nuveen Investments

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian U.S. Bank National Association Milwaukee, WI 53202	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800)257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Nuveen Investments	63

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Mini MSCI EAFE Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks more than 1,100 companies in more than 20 developed markets across Europe, Australasia and the Far East. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Mini MSCI Emerging Markets Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks more than 20 emerging markets around the globe and offers low correlations to developed market indices. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

64	Nuveen Investments

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI Emerging Markets Index: A free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

NASDAQ-100 E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks the top 100 large-cap, non-financial issues in The NASDAQ Stock Market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 2000® E-Mini Index: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks the performance of the 2,000 smallest companies in the Russell 3000® Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks 500 of the leading large-cap U.S. company stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

S&P MidCap 400® E-Mini: Electronically traded futures contracts that represent a percentage of a corresponding standard futures contract. Tracks 400 medium-sized U.S. company stocks. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	65

Notes

66	Nuveen Investments

Notes

Nuveen Investments	67

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates–Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $229 billion as of March 31, 2016.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-FAA-0216P        15313-INV-B-04/17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 5, 2016

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 5, 2016